Leases - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Beginning balance	$ 15,459
Additions	8,647	$ 2,611
Lease payments	(3,413)	(1,992)
Lease Incentive	0	2,243
Lease interest	725	595
Reassessments	(88)	(830)
Concession	0	(110)
Exchange rate effect	(67)	(290)
Ending balance	21,263	15,459
Current portion	3,510	1,923
Non-current portion	$ 17,753	$ 13,536